NOTES PAYABLE (Details B) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Promissory Notes	$ 48,000,000	$ 37,000,000		$ 370,000
Less: Debt discount, net of accretion	(120,085)	(55,982)
Notes Payable, Current, Total	359,915	314,018	$ 359,915	$ 370,000
Long-term notes payable		24,274
February 2014 Debenture [Member]
Promissory Notes	33,000,000	330,000
August 2014 Debenture [Member]
Promissory Notes	4,000,000	$ 4,000,000
August 2014 Debenture Amend [Member]
Promissory Notes	3,000,000
Notes Payable, Current, Total	73,200
Jan NonConv 2015 Debenture [Member]
Promissory Notes	11,000,000
Jan 2015 Debenture [Member]
Promissory Notes	$ 11,000,000			$ 350,000
February 2014 Debunture [Member]
Promissory Notes		$ 33,000,000
January 2013 Debenture [Member]
Promissory Notes		37,000,000		$ 20,000
September 2014 Debenture [Member]
Promissory Notes		9,222,200
Less: Debt discount, net of accretion		(67,726)
Long-term notes payable		$ 92,000